PIMCO Global Managed Asset Allocation Portfolio Shareholder Fees	Dec. 31, 2025 USD ($)
Administrative Class [Member] | PIMCO Global Managed Asset Allocation Portfolio | Administrative
Prospectus [Line Items]
Shareholder Fee, Other